Borrowings	9 Months Ended
Sep. 30, 2024
Borrowings.
Borrowings

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

15.Borrowings

	September 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Senior Notes	1,934,817	1,930,457
Bank borrowings	1,419,945	1,126,239
	3,354,762	3,056,696
Current
Senior Notes	22,708	26,912
Bank borrowings	146,665	107,110
Bank overdraft	—	675
Letters of credit	7,623	319,454
	176,996	454,151

Total borrowings	3,531,758	3,510,847

Refer to the next page for an analysis of our borrowing facilities and related covenants:

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Analysis of borrowings

							September 30,	December 31,
							2024	2023
	Notional		Issue	Maturity			Carrying	Carrying
	amount	Currency	date	date	Interest rate		amount	amount
							$’000	$’000
Senior Notes
IHS Holding Limited	500.0M	USD	Nov'21	Nov'26	5.63%		506,809	498,920
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.25%		506,991	498,635
IHS Netherlands Holdco B.V.	940.0M	USD	Sep'19	Sep'27	8.00%		943,725	959,814

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.	1.2B	BRL	Sep'23	Aug'31	3.10	% + CDI	220,416	252,341
IHS Brasil - Cessão de Infraestruturas S.A.	300.0M	BRL	Jun'24	Jun'32	2.80	% + CDI	56,165	—
I-Systems Soluções de Infraestrutura S.A.	160.0M	BRL	Jun'24	May'32	2.10	% + CDI	29,961	—

Bank term loans
IHS Côte d’Ivoire S.A.	3.9B	XOF	Jun'22	Jun'24	5.00%		—	6,570
IHS Côte d’Ivoire S.A.	4.6M	EUR	Jun'22	Jun'24	3.00	% + 3M EURIBOR	—	4,841
IHS Côte d’Ivoire S.A.	10.0B	XOF	Dec'23	Dec'28	6.50%		16,383	—
IHS Côte d’Ivoire S.A.	78.7M	EUR	Dec'23	Dec'28	3.50	% + 3M EURIBOR	86,030	—
IHS Holding Limited	430.0M	USD	Oct'22	Oct'25	3.75	% + CAS + 3M SOFR	432,838	370,935
IHS Holding Limited	210.0M	USD	Mar'24	Mar'26	4.50	% + 3M SOFR	206,298	—
IHS Kuwait Limited	16.9M	KWD	Apr'20	Apr'29	2.00	% + CBK Discount Rate	56,070	61,354
IHS Towers South Africa Proprietary Limited	3.4B	ZAR	May'22	May'29	2.75	% + 3M JIBAR	194,546	185,404
IHS Zambia Limited	66.5M	USD	Dec'20	Dec'27	5.00	% + CAS + 3M SOFR	67,003	81,297
INT Towers Limited	144.4B	NGN	Jan'23	Jan'28	2.50	% + MPR, 18 - 27% collar	91,311	186,302
I-Systems Soluções de Infraestrutura S.A.	400.0M	BRL	Oct'22	Oct'30	2.45	- 2.50% + CDI	77,704	84,305

Revolving credit facilities and overdrafts
IHS Holding Limited	300.0M	USD	Mar'20	Oct'26	3.00	% + CAS + 3M SOFR	—	—
IHS Nigeria Limited	51.0B	NGN	Jan'23	Jan'26	2.50	% + MPR, 18 - 27% collar	31,885	—
IHS Towers South Africa Proprietary Limited	350.0M	ZAR	Oct'23	Oct'24	PRIME minus 0.25%		—	675

Letters of credit
IHS Nigeria	356.5M	USD	Feb'22	Dec'24	12.00	- 15.75%	7,623	319,454
							3,531,758	3,510,847

All Group borrowings  (except letters of credit) contain customary information, customary affirmative and negative covenants, customary events of default and financial covenants (generally tested quarterly, with some exceptions). Mandatory cancellation and/or full or partial repayment may be required in certain circumstances. Loan facilities may also be voluntarily prepaid and/or cancelled by giving notice. Many of our borrowings are either guaranteed or secured.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

FINANCING ACTIVITIES AND LIQUIDITY FOR THE PERIOD JANUARY 1, 2024, TO SEPTEMBER 30, 2024

CIV (2023) Term Loan

In February 2024, a first draw down of €56.1 million (approximately $62.6 million) and XOF 7,109.0 million (approximately $12.1 million) was made by IHS Côte d’Ivoire S.A. under the CIV (2023) Term Loan. These proceeds were applied towards, inter alia, the full prepayment of the entity’s pre-existing borrowings maturing in June 2024 and for general corporate purposes.

In June 2024, the remaining €31.9 million (approximately $35.6 million) and XOF 4,042.3 million (approximately $6.9 million) were drawn down on this term loan. These proceeds were applied towards general corporate purposes.

IHS Holding (2022) Bullet Term Loan Facility

In March 2024, the available commitments under the Company’s October 2022 loan facility were voluntarily reduced by $70.0 million and the remaining available commitments of $60.0 million were drawn down in April 2024, with the proceeds were applied towards general corporate purposes, resulting in the facility being fully drawn at $430.0 million.

IHS Holding (2024) Term Facility

In March 2024, the Company entered into a $270.0 million loan agreement with Standard Chartered Bank (Singapore) Limited as the original lender. This facility is scheduled to terminate in March 2026 and is repayable in installments.

The applicable interest rate per annum is Term SOFR, plus a margin ranging from 4.50% to 7.00% per annum over the duration of facility, based on the relevant margin step-up date.

This facility was fully drawn in March 2024 and the majority of the proceeds have been applied toward the repayment of the Letter of Credit Facilities in Nigeria.

IHS Brasil - Cessão de Infraestruturas S.A. and I-Systems Soluções de Infraestrutura S.A. 2024 Debentures

In June 2024, IHS Brasil - Cessão de Infraestruturas S.A. and I-Systems Soluções de Infraestrutura S.A. issued debentures for BRL 300.0 million (approximately $55.2 million) and BRL 160.0 million (approximately $29.4 million), respectively. These debentures amortize, starting from July 2026 and November 2026, semi-annually until maturity in July 2032 and May 2032, respectively.

Both debentures are secured by a pledge over the bank account where the companies’ receivables are deposited. In addition, the IHS Brasil - Cessão de Infraestruturas S.A. debentures are secured by a pledge over all shares owned by IHS Netherlands BR B.V. in IHS Brasil - Cessão de Infraestruturas S.A.

The applicable interest rate on these debentures is CDI plus 2.80% and CDI plus 2.10%, respectively. The proceeds were applied towards general corporate purposes including working capital purposes.

Nigeria (2023) Term Loan and Nigeria (2023) Revolving Credit Facility

In August 2024, the cap of 24%, to which the floating interest rates per annum were subject in the NGN 165.0 billion (approximately $98.9 million) loan and the NGN 55.0 billion (approximately $33.0 million) facility, both entered into in January 2023, was amended to 27%.